STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

7.	STOCKHOLDERS’ DEFICIT

Memorandum and Articles of Association of Leet Inc. is authorised to issue an unlimited number of shares divided into four classes as follows: (a) unlimited ordinary shares of no par value each (the “Ordinary Shares”) (b) 1,000,000 series A preferred shares of no par value each (the Series A Preferred Shares”) (c) 10,000,000 series B preferred shares of no par value each (the “Series B Preferred Shares”) and (d) 9,000,000 preferred shares of no par value each (the “Preferred Shares”) in one or more series.

Series A Preferred Stock

(a)	Each Series A Preferred Share confers on the holder:

(a)	the right to one hundred (100) votes on any Resolution of Members;
(b)	no right to any dividend or distribution paid by the Company in accordance with the Statute
(c)	the right to convert such Series A Preferred Shares
(d)	in the event of any liquidation, dissolution, or winding up of the Company, whether involuntary or voluntary, the right in respect of a share in the distribution of the surplus assets of the Company
(e)	as to redemption: subject to the restrictions and conditions contained in the Schedule, the right to require the redemption of such Series A Preferred Share by the Company as provided in the Schedule and to receive the redemption proceeds applicable to such redemption of Series A Preferred Shares.

As of December 31, 2025 and 2024, the total number of Series A preferred shares issued and outstanding was 1,000,000 shares.

Series B Convertible Preferred Stock

(b)	Each Series B Preferred Share confers on the holder:

(a)	the right to one thousand (1,000) votes on any Resolution of Members;

(b)	the right to an equal share in any dividend paid by the Company in accordance with the Statute

(c)	the right to convert such Series B Preferred Shares

(d)	in the event of any liquidation, dissolution, or winding up of the Company, whether involuntary or voluntary, the right in respect of a share in the distribution of the surplus assets of the Company

(e)	as to redemption: subject to the restrictions and conditions contained in the Schedule, the right to require the redemption of such Series B Preferred Share by the Company as provided in the Schedule and to receive the redemption proceeds applicable to such redemption of Series B Preferred Shares.

As of December 31, 2025 and 2024, there was 5,898,256 Series B preferred shares issued or outstanding.

Common Stock

(c)	Each Ordinary Share confers on the holder:

(a)	the right to one vote on any Resolution of Members;

(b)	the right to an equal share in any dividend paid by the Company in accordance with the Statute; and

(c)	in the event of any liquidation, dissolution, or winding up of the Company, whether involuntary or voluntary, the right to an equal share in the distribution of the surplus assets of the Company.

The Companyis authorised to issue an unlimited ordinary shares of no par value each (the “Ordinary Shares”).The Company has not declared any dividends since incorporation.

On January 18, 2023, Leet Technology Inc. filed Form 8-K announcing that it had completed its merger (the “Merger”) on January 11, 2023 with Leet Inc., a company incorporated under the laws of the British Virgin Islands, with Leet Inc. continuing as the surviving company. The Merger was completed pursuant to an Agreement and Plan of Merger, dated January 5, 2023, by and between LEET BVI and the Company.

On June 15, 2023, the aggregate of 800,000 shares of restricted common stock was returned for cancellation.

As of December 31, 2025 and December 31, 2024, the Company had a total of 151,096,262 and 151,096,262 shares of its common stock issued and outstanding, respectively.